Related Parties - Summery of Information About Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fixed Compensation
- Base salary	€ 8,171	€ 8,181
- Collective fixed allowances	2,598	2,334
- Pension costs	214	186
- Severance benefits	1,204	918
Variable compensation
- Upfront cash	463	485
- Upfront shares	711	872
- Deferred cash	694	727
- Deferred shares	1,067	1,306
- Other		1,184
Total compensation	15,122	16,193
Executive board of ING Groep N.V. [member]
Fixed Compensation
- Base salary	4,399	4,070
- Collective fixed allowances	1,418	1,167
- Pension costs	96	78
- Severance benefits	1,204
Variable compensation
- Upfront shares	226	300
- Deferred shares	339	449
Total compensation	7,682	6,064
Management Board Banking [member]
Fixed Compensation
- Base salary	3,772	4,111
- Collective fixed allowances	1,180	1,167
- Pension costs	118	108
- Severance benefits		918
Variable compensation
- Upfront cash	463	485
- Upfront shares	485	572
- Deferred cash	694	727
- Deferred shares	728	857
- Other		1,184
Total compensation	€ 7,440	€ 10,129